Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD MUNICIPAL BOND FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
Retail | Vanguard Tax-Exempt Bond Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment-grade segment of the U.S. municipal bond market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy, hold, and sell Admiral Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs an indexing investment approach designed to track the Standard & Poor’s National AMT-Free Municipal Bond Index (the Index), which measures the performance of the investment-grade segment of the U.S. municipal bond market as determined by the Index Provider, S&P Dow Jones Indices LLC. This Index includes municipal bonds from issuers that are primarily state or local governments or agencies whose interest is exempt from U.S. federal income taxes and the federal alternative minimum tax (AMT) (excluding bonds issued by U.S. territories and commonwealths and certain other bonds as determined by the Index Provider). To be eligible for inclusion in the Index, each bond must have a rating of at least investment-grade, as determined by a nationally recognized statistical rating organization (NRSRO) (e.g., at least BBB– by Fitch Ratings, Inc). For the avoidance of doubt, the lowest rating will be used in determining if the bond is investment grade. Each bond must also be denominated in U.S. dollars; generally must be a constituent of a deal where the original offering amount was at least $100 million; and generally have a minimum par amount of $25 million. In addition, to be included in the Index, each bond must have a minimum term to maturity or call date greater than one calendar month. The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in securities held in the Index. Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities whose income will be exempt from federal income taxes and the federal AMT. The Fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index. As of October 31, 2024, the dollar-weighted average maturity of the Index was 13.7 years. The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock	• Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates.• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates.• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Such redemptions and subsequent reinvestments would also increase the Fund’s portfolio turnover rate.• Extension risk, which is the chance that during periods of rising interest rates, certain debt securities will be paid off substantially more slowly than originally anticipated, and the value of those securities may fall.• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. In general, credit risk is expected to be relatively low for the Fund because it invests primarily in bonds that are considered to be of high quality.• Index-related risks. The Fund is subject to risks associated with index investing, which include passive management risk, tracking error risk, and index provider risk. Passive management risk is the chance that the Fund’s use of an indexing strategy will negatively impact the Fund’s performance. Because the Fund seeks to track the performance of its target index regardless of how that index is performing, the Fund’s performance may be lower than it would be if the Fund were actively managed. Tracking error risk is the chance that the Fund’s performance will deviate from the performance of its target index. Tracking error risk may be heightened during times of increased market volatility or under other unusual market conditions. Index provider risk is the chance that the Fund will be negatively impacted by changes or errors made by the index provider. Any gains, losses, or costs associated with or resulting from an error made by the index provider will generally be borne by the Fund and, as a result, the Fund’s shareholders.• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund is expected to be low to moderate.• Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price.• Tax risk, which is the chance that all or a portion of the tax-exempt income from municipal bonds held by the Fund will be declared taxable, possibly with retroactive effect, because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state or local tax authorities, or noncompliant conduct of a bond issuer.• Regional risk, which is the chance that economic, political, or regulatory occurrences within a certain state may adversely affect the value of securities offered by issuers located within that state. Because the Fund may invest a large portion of its assets in securities located in any one state, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Admiral Shares (including annual fund operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. If applicable shareholder fees were reflected, returns would be less than those shown in the bar chart. The table shows how the average annual total returns of the share classes presented (including annual fund operating expenses and any applicable shareholder fees) compare with those of the Fund’s target index and other comparative index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Admiral Shares (including annual fund operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. If applicable shareholder fees were reflected, returns would be less than those shown in the bar chart. The table shows how the average annual total returns of the share classes presented (including annual fund operating expenses and any applicable shareholder fees) compare with those of the Fund’s target index and other comparative index, which has investment characteristics similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Vanguard Tax-Exempt Bond Index Fund Admiral Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Retail | Vanguard Tax-Exempt Bond Index Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it.
Retail | Vanguard Tax-Exempt Bond Index Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Retail | Vanguard Tax-Exempt Bond Index Fund | Nondiversification Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Nondiversification risk . Because the Fund seeks to closely track the composition of the Fund’s target index, from time to time, more than 25% of the Fund’s total assets may be invested in issuers representing more than 5% of the Fund’s total assets due to an index rebalance or market movement, which would result in the Fund being nondiversified under the Investment Company Act of 1940. The Fund’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few issuers or even a single issuer, and the Fund’s shares may experience significant fluctuations in value.
Retail | Vanguard Tax-Exempt Bond Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee Per Year (for certain fund account balances below $5,000,000)	rr_MaximumAccountFee	$ 25
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[1]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
2016	rr_AnnualReturn2016	0.33%
2017	rr_AnnualReturn2017	4.99%
2018	rr_AnnualReturn2018	0.94%
2019	rr_AnnualReturn2019	7.45%
2020	rr_AnnualReturn2020	4.98%
2021	rr_AnnualReturn2021	1.43%
Annual Return 2022	rr_AnnualReturn2022	(8.22%)
2023	rr_AnnualReturn2023	6.15%
2024	rr_AnnualReturn2024	1.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.90%)
1 Year	rr_AverageAnnualReturnYear01	1.36%
5 Years	rr_AverageAnnualReturnYear05	1.01%
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Fund Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2015
Retail | Vanguard Tax-Exempt Bond Index Fund | Return After Taxes on Distributions | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.36%
5 Years	rr_AverageAnnualReturnYear05	1.01%
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Retail | Vanguard Tax-Exempt Bond Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.07%
5 Years	rr_AverageAnnualReturnYear05	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	2.24%
Retail | Vanguard Tax-Exempt Bond Index Fund | S&P National AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.32%
5 Years	rr_AverageAnnualReturnYear05	1.07%
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Retail | Vanguard Tax-Exempt Bond Index Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.05%
5 Years	rr_AverageAnnualReturnYear05	0.99%
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%

[1]	The expense information shown in the table has been restated to reflect current fees.